International Equity Index Fund Investment Objectives and Goals - International Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds International Equity Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The International Equity Index Fund seeks to provide investment results approximating the aggregate price and dividend performance of the securities included in the MSCI EAFE Index.